EQUITY (Tables)	9 Months Ended
Sep. 30, 2013
Equity Tables [Abstract]
Treasury Stock Shares Acquired [Table Text Block]
	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
	in millions
Amount spent on shares repurchased	$—	$—	$497	$667
Number of shares repurchased	—	—	12.8	15.4

Schedule Of Accumulated Other Comprehensive Income Loss [Table Text Block]

The following table provides details about reclassifications out of accumulated other comprehensive loss to the statement of income (loss):

Details about Accumulated Other Comprehensive Loss Components	Three months ended September 30, 2013	Nine months ended September 30, 2013	Affected Line Item in the Statement of Income (Loss)
	U.S. $ in millions
Currency translation adjustment	$-	$17	Financial expenses – net
Loss on defined benefit plans	16	17	Various *
Gains on marketable securities	(6)	(6)	Financial expenses – net
Loss on derivative financial instruments	-	5	Net revenues
	10	33
Tax adjustment	(4)	2	Income taxes
Total reclassifications for the period	$6	$35

* Affected mostly general and administrative expenses, as well as cost of sales, research and development expenses, and selling and marketing expenses.